LEASE OF OFFICE SPACE	12 Months Ended
Dec. 31, 2016
LEASE OF OFFICE SPACE
LEASE OF OFFICE SPACE
NOTE 6 — LEASE OF OFFICE SPACE

In January 2016, the Company entered into a lease for office space commencing in March 2016. The term of the lease is for five years and five months with total minimum lease payments of approximately $1.28 million. The future minimum lease payments under this lease are as follows:

Year ending December 31:

2017	$231,534
2018	238,004
2019	244,658
2020	251,522
2021	150,347
Total	$1,116,065